The Free Markets ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Banking - 11.5%
Atlantic Union Bankshares Corp.	12,193	$435,656
Citizens Financial Group, Inc.	10,158	531,060
Huntington Bancshares, Inc.	14,833	264,176
KeyCorp	22,754	440,517
Old National Bancorp	6,891	157,735
		1,829,144

Consumer Staple Products - 1.1%
Cal-Maine Foods, Inc.	1,515	175,195

Financial Services - 14.1%
Circle Internet Group, Inc. - Class A(a)	1,461	192,823
CME Group, Inc. - Class A	1,716	457,331
Federal National Mortgage Association(a)	29,230	330,007
Interactive Brokers Group, Inc. - Class A	7,620	474,269
Intercontinental Exchange, Inc.	1,741	307,460
Robinhood Markets, Inc. - Class A(a)	4,578	476,249
		2,238,139

Health Care - 4.1%
McKesson Corp.	614	421,597
ResMed, Inc.	864	237,177
		658,774

Industrial Products - 11.0%
Archer Aviation, Inc.(a)	31,155	278,837
GE Vernova, Inc.	834	511,217
Howmet Aerospace, Inc.	1,673	291,269
Joby Aviation, Inc.(a)	9,318	131,850
NuScale Power Corp. - Class A(a)	3,445	119,369
TransDigm Group, Inc.	297	415,468
		1,748,010

Industrial Services - 4.8%
Comfort Systems USA, Inc.	582	409,367
EMCOR Group, Inc.	565	350,300
		759,667

Materials - 10.7%
NACCO Industries, Inc. - Class A	3,974	155,463
NewMarket Corp.	438	362,209
Peabody Energy Corp.	28,895	502,773

Uranium Energy Corp.(a)	63,432	678,088
		1,698,533

Media - 10.1%
DoorDash, Inc. - Class A(a)	1,962	481,180
Maplebear, Inc.(a)	6,391	277,178
Nexstar Media Group, Inc. - Class A	2,849	582,706
Uber Technologies, Inc.(a)	2,736	256,500
		1,597,564

Oil & Gas - 3.4%
Williams Cos., Inc.	9,314	539,094

Real Estate - 4.2%
CareTrust REIT, Inc. - REIT	10,354	356,281
Digital Realty Trust, Inc. - REIT	886	148,529
VICI Properties, Inc. - REIT	4,791	161,840
		666,650

Retail & Wholesale - Staples - 1.3%
Hims & Hers Health, Inc. - Class A(a)	4,940	209,209

Software & Tech Services - 6.9%
Doximity, Inc. - Class A(a)	7,890	536,046
Palantir Technologies, Inc. - Class A(a)	2,594	406,506
Palo Alto Networks, Inc.(a)	786	149,749
		1,092,301

Utilities - 12.8%
Constellation Energy Corp.	1,485	457,350
Dominion Energy, Inc.	5,236	313,636
Duke Energy Corp.	1,964	240,570
Southern Co.	5,035	464,731
Vistra Corp.	2,924	552,958
		2,029,245
TOTAL COMMON STOCKS (Cost $14,134,682)		15,241,525

EXCHANGE TRADED FUNDS - 1.8%
iShares Bitcoin Trust ETF(a)	4,736	290,980
TOTAL EXCHANGE TRADED FUNDS (Cost $290,525)		290,980

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.22%(b)	347,108	347,108
TOTAL SHORT-TERM INVESTMENTS (Cost $347,108)		347,108

TOTAL INVESTMENTS - 100.0% (Cost $14,772,315)		15,879,613
Other Assets in Excess of Liabilities - 0.0%(c)		6,304
TOTAL NET ASSETS - 100.0%		$15,885,917

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.